STOCKHOLDERS' EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5:-	STOCKHOLDERS' EQUITY (DEFICIT)

a.	Stock based compensation:

During February 2013, the Board of Directors and majority stockholders of the Company approved an increase in the size of the Company's 2012 Equity Incentive Plan (the "2012 Plan") from 2,860,000 shares of Common Stock to 5,000,000 shares of Common Stock.

On March 15, 2013, the Company's Board of Directors (with the recommendation of the Compensation Committee of the Board of Directors) approved the grant of 820,000 and 20,000 options to employees and non-employees, respectively, at an exercise price between $1.44 and $1.35 per share, respectively. Such options to employees and non-employees shall vest over a period of up to 2 years commencing the above date. The options shall have ten year terms, unless otherwise approved by Compensation Committee of the Board of Directors, and shall be issued under the 2012 Plan.

In addition, on March 15, 2013, the Company's Board of Directors (with the recommendation of the Compensation Committee of the Board of Directors) approved the grant of 600,000 options to purchase shares of Common Stock at an exercise price of $1.50 per share to non-employee directors. These non-qualified options were not issued under the 2012 Plan and are fully vested as of March 31, 2013 and have expiration date which is 10 years from the date of issuance.

Furthermore, on March 15, 2013, the Company's Board of Directors (with the recommendation of the Compensation Committee of the Board of Directors) approved an annual award under a newly adopted Non-Employee Director Remuneration Policy of 25,000 to purchase shares of Common Stock to each non-employee directors of the Company. These non-qualified options were not issued under the 2012 Plan and shall vest quarterly in arrears commencing March 31, 2013. The above award will be granted as of the fiscal year ended December 31, 2013 and for each fiscal year thereafter upon approval of the Compensation Committee of the Board of Directors. The options shall have ten year terms, unless otherwise approved by the Compensation Committee of the Board of Directors.

On June 5, 2013, the Company's Board of Directors (with the recommendation of the Compensation Committee of the Board of Directors) approved the grant of 640,000 to employees at an exercise price of $3.00 per share.

Upon such approvals, the remaining 1,435,000 options to purchase Common Stock are available for future grants under the 2012 Plan to employees, advisors, consultants and service providers of the Company or its subsidiary.

The total compensation cost related to all of the Company's equity-based awards, recognized during the period of six and three months ended June 30, 2013 was comprised as follows:

	Three months ended June 30, 2013	Six months ended June 30, 2013
Research and development	$171,679	$380,490
Marketing and pre-production costs	80,186	111,840
General and administrative	279,607	1,358,540

Total stock-based compensation expenses	$531,472	$1,850,870

As of June 30, 2013, the total amount of unrecognized stock-based compensation expenses was approximately $1,807,152 which will be recognized over a weighted average period of 0.94 years.

b.
During May and June 2013, 237,844 warrants were exercised. 141,305 warrants with an exercise price of $1.38 were exercised to 141,305 Common Stock for an aggregate amount of $ 194,998. The remaining 96,539 warrants were exercised to 52,729 Common Stock through cash-less exercise.

c.
On February 11, 2013, the Company entered into an addendum to Securities Purchase Agreement that was executed with 13 accredited investors on August 29, 2012 for a Company private placement (the "August 2012 Private Placement") consisting of three tranches for a total of 1,500,036 shares of Common Stock at $1.00 per share and warrants to purchase 1,500,036 shares of Common Stock at $1.00 per share. Such addendum modified the timing for the second and third tranches of such financing and provided that such second tranche would be funded by the 5th business day following the effectiveness of the Registration Statement and the third tranche on or before the 100th day following the date on which both: (i) any registration statement covering the sale or resale of any of the Company's securities is declared effective and (ii) the Company has received a ticker symbol for the Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board, OTCQB Market or similar trading system. The amount and pricing of the securities to be purchased in such second and third tranches was not modified, and the investors remain irrevocably committed to funding their portions of such tranches. Consequently the funding of the second and third tranches of this financing in the amount of $498,011 and $498,411, net of issuance cost, respectively, occurred on February 21, 2013 and June 26, 2013 and  consequently the Company issued a total of 1,000,022 shares of Common Stock and warrants to purchase 1,000,022 shares of Common Stock at $1.00 per share. As of June 30, 2013, $ 30,852 of the third tranche financing were recorded as receivables on account of shares. Of this amount, $18,511 were received during July 2013.

The $1.00 price per share in the second and third tranches of the August 2012 Private Placement triggered anti-dilution protection for investors in the 2011-2012 Private Placement. Accordingly, the exercise price for the investor and placement agent warrants issued in the 2011-2012 Private Placement of $1.42 (which had been adjusted from $1.50 to $1.42 as a result of the funding of the first tranche of the August 2011 Private Placement) was further adjusted to approximately $1.30 per share and, accordingly, additional warrants to purchase 232,369 and 45,289 shares of Common Stock were granted to the investors and placement agent, respectively.

d.
On March 29, 2013, the Company commenced a private placement offering (the "April-May 2013 Private Placement") to accredited investors of up to $10 million in the form of 40 units composed of an aggregate of 4,000,000 shares of Common Stock and warrants (the “Warrants”) to purchase 2,000,000 shares of Common Stock. Each unit was priced at $250,000 per unit, or $2.50 for one share of Common Stock and 0.5 of a Warrant. The Warrants have an exercise price of $5.00 per share and expire on April 4, 2016. The Warrants contain standard anti-dilution protection clauses and therefore will be classified as equity. Partial units were sold, and the units were not issued as separate securities of the Company.

On May 10, 2013, the Company conducted the final closing of the April-May 2013 Private Placement. In the aggregate, the Company raised the maximum amount of $10 million in the April-May 2013 Private Placement. Net proceeds to the Company from the April-May 2013 Private Placement were approximately $9 million, net of issuance cost.

In connection with the April-May 2013 Private Placement, the Company engaged an exclusive placement agent to assist in selling the units. Such agent is entitled to receive compensation for services rendered in the form of a cash fee and a non-accountable expense allowance as certain percentage of the gross proceeds raised at each closing of the April-May 2013 Private Placement, and warrants (substantially similar to the Warrants but with a cashless exercise feature) equal to a percentage of the securities sold as well as percentage from the warrants issued to the investors in the April-May 2013 Private Placement, of which part of are exercisable at an exercise price of $2.50 per share and the second part are exercisable at an exercise price of $5.00 per share immediately upon issuance. The placement agent warrants expire on April 4, 2016 and contain standard anti-dilution protection clauses and therefore were classified as equity.

According to the private placement documents for the April-May 2013 Private Placement, the Company, on a commercially reasonable efforts basis, is required to file a registration statement covering the public resale of the shares of Common Stock and Common Stock underlying the Warrants issued in the April-May 2013 Private Placement (the "Registrable Shares") within 60 days of the final closing of the April-May 2013 Private Placement and to cause such registration statement to become effective within 90 days after such filing.

Failure to comply with the above registration requirements (the "Registration Failure"), or to maintain the effectiveness and use thereof for a period no less than the date that the investors are able to sell 100% of their Registrable Shares (the "Effectiveness Failure") in a single day on any day during a consecutive three month period, shall trigger certain liquidated damages. In the event that a Registration Failure or an Effectiveness Failure, the Company shall pay to each investor, as liquidated damages, an amount equal to one-half of one percent per month (prorated for each day of non-compliance) of the purchase price paid by such investor which shall continue for and be paid each month until the Registration Failure or Effectiveness Failure is cured, up to a maximum amount of six percent of the investment amount.

A registration statement covering the Registrable Shares was submitted to the SEC on July 10, 2013, and such registration statement was declared effective on July 24, 2013.

e.
Following Note 8h to the Company's consolidated financial statements in the Company’s Special Financial Report on Form 10-K for the period ended December 31, 2012, on March 5, 2013, the Company amended the Consulting Agreement with SLD Capital Corp. pursuant to which the remaining 166,668 unvested shares of Common Stock as to future strategic advisory consultancy services will be accelerated such that beginning for the month of such services commencing February 1, 2013, the above service provider shall receive 4 monthly issuances of 41,667 shares of Common Stock per month in arrears, with the final monthly issuance to occur as of June 5, 2013 for the monthly period ending May 30, 2013.

The related cost of the 208,334 and 125,001 shares that were vested through the period of six and three months ended June 30, 2013, respectively, was $487,870 and $332,500, respectively, and recorded as part of general and administrative expenses.

In addition, as further consideration for such services to be provided under the consulting agreement, the Company issued to the service provider, as of March 5, 2013, two warrants to purchase shares of Common Stock which composed of:

1.
250,000 warrants to purchase up to an aggregate of 250,000 shares of Common Stock at a per share exercise price of $1.50 at any time prior to two year anniversary since the date in which the Company has received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board, OTCQB Market or similar trading system (the "Effective Date") (See also Note 1b). For the period of six and three months ended June 30, 2013 the Company recorded expenses in the amount of $237,500 and none, respectively, as part of general and administrative expenses with relation to these warrants.

2.
200,000 warrants to purchase up to an aggregate of 200,000 shares of Common Stock at a per share exercise price of $1.50 that will vest at any time prior to 18 month anniversary since the Effective Date and as long as the Company will have at least 200 record beneficial owners of Common Stock. As of May 10, 2013 the Company had reached the 200 record beneficial owners threshold and therefore during the period of three months ended June 30, 2013 the Company recorded expenses in the amount of $ 286,000 as part of general and administrative expenses with relation to these warrants.

NOTE 8:-	STOCKHOLDERS' EQUITY (DEFICIT)

a.	General:

The Common Stock entitles its holders thereof the right to one vote for each share of Common Stock held of record by such holder with respect to all matters on which holders of Common Stock are entitled to vote, to receive dividends according to Board of Directors decision, to participate in the balance of the Company's assets remaining after liquidation, dissolution or winding up, ratably in proportion to the number of shares of Common Stock held by them. The Common Stock has no pre-emptive or similar rights and is not subject to redemption rights and carries no subscription or conversion rights.

b.	At inception date, the Company issued 6,500,000 shares of Common Stock to its founders and management team.

c.	At inception date, the Company issued 2,000,000 shares of Common Stock to accredited investors for total amount of $10,000.

d.
On October 27, 2011, subject to the private placement (see Note 8e) and upon the first closing the Company issued 1,000,000 shares of Common Stock to its founders and management team in consideration of transfer of certain intellectual property rights to the Company.

e.
During 2011, the Company entered into private placement process in which units composed of 50,000 shares of the Common Stock and 50,000 warrants to purchase 50,000 shares of Common Stock were offered to third party accredited investors, at an exercise price of $1.50 per share. The warrants expire on October 27, 2016.

Under the above-mentioned private placement, until December 31, 2011, the Company raised funds in a total amount of $1,091,877, net of issuance cost. In consideration the Company issued 1,330,000 of Common Stock and warrants to purchase 1,330,000 shares of Common Stock.

During the three-month period ended March 31, 2012 the Company raised additional funds in a total amount of $915,845, net of issuance cost. In consideration the Company issued 1,131,000 shares and 1,131,000 warrants.

The exercise price and the number of shares to be issued upon exercise of the warrants are subject to weighted average adjustment for dilution in accordance with ASC 815. The warrants are classified as liability and the fair value of the warrants was measured using the Binomial option-pricing model as described below.

According to the private placement documents, the Company, on a commercially reasonable efforts basis, is required to file a registration statement covering the sale of the shares of Common Stock included in the units sold and underlying Common Stock upon the exercise of the warrants included in the units sold (the "Registrable Shares") within 60 days of the final closing of the offering and to cause such registration statement to become effective within 150 days after such filing. The final closing occurred on March 30, 2012.

A registration statement covering the Registrable Shares was submitted to the SEC on June 26, 2012, and such registration statement was declared effective on February 14, 2013.

Failure to comply with the above registration requirements (the "Registration Failure"), or to maintain the effectiveness and use thereof for a period no less than the date that the investors are able to sell 100% of their Registrable Shares (the "Effectiveness Failure") in a single day on any day during a consecutive three month period, shall trigger certain liquidated damages. In the event that a Registration Failure or an Effectiveness Failure, the Company shall pay to each Investor, as liquidated damages, an amount equal to one percent per month (prorated for each day of non-compliance) of the purchase price paid by such Investor which shall continue for and be paid each month until the Registration Failure or Effectiveness Failure is cured, up to a maximum amount of ten percent.

In contemplation of the above private placement offering, the Company engaged an exclusive placement agent to assist in selling the units, for which was compensated by a cash fee and a non-accountable expense allowance as certain percentage of the gross proceeds raised at each closing, and 964,400 warrants of which half are exercisable at an exercise price of $1.50 per share and half are exercisable at an exercise price of $1.00 per share immediately upon issuance and have a term equal to the earlier of seven years or three years after the Common Stock becomes publicly-traded. The number and exercise price of these warrants are also subject to dilutive issuance and therefore classified as liability and re-measured using the Binominal option-pricing model as well.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	Issuance date	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	1.2%	0.51%	0.78%
Expected volatility (2)	80%	70%	80%
Expected life (in years) (3)	5	3.82	4.79
Expected dividend yield (4)	0	0	0
Fair value:
Warrants	$0.39	$0.81	$0.38

Placement agent warrants:

	Issuance date	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.86%	0.41%	0.53%
Expected volatility (2)	75%	59%	75%
Expected life (in years) (3)	3.93	3.25	3.71
Expected dividend yield (4)	0	0	0
Fair value:
Warrants	$0.31-0.32	$0.65-0.79	$0.29-0.32

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over aterm that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

As a result of the anti-dilution protection in the private placement documents and the price per share in the August SPA that is described in Note 8f below, the exercise price of $1.50 was adjusted to approximately $1.42 per share and additional warrants to purchase 138,648 and 27,166 share of Common Stock were granted to the investors and placement agent, respectively (see Note 10b for disclosure of subsequent anti-dilution adjustments).

The Company measured these warrants at fair value in total amount of $2,817,741 and $664,363 as of December 31, 2012 and 2011, respectively. Issuance expenses that were allocated to the component of the warrants, amounted to $101,263 and $156,097 for the year ended December 31, 2012 and the period ended December 31, 2011, respectively, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As of December 31, 2012 and 2011, the Company re-measured the warrants component. Consequently, during the year ended December 31, 2012 and the period ended December 31, 2011, the Company recorded $1,606,378 and $(15,867), respectively, as financial expenses (income), net as a result of a change in the Company's warrant value.

f.
During August 2012, the Company entered into securities purchase agreement (the "August SPA") to raise capital by means of units, at a price of $1.00 per unit, composed of 1,500,036 shares of Common Stock and 1,500,036 warrants to purchase 1,500,036 shares of Common Stock were offered to third party accredited investors, at an exercise price of $1.00 per share. The warrants expiration date for 100% of the warrants is within one year from the date of effectiveness of the Company's registration in OTCBB ("Effective Date") and if not exercised until then, 50% of the warrants will be expired and the remaining will be outstanding for additional year. The warrants contain standard anti-dilution protection clauses and therefore classified as equity.

Subject to the August SPA the investment amount of $1,500,036 shall be funded in three tranches for which the first tranche of $500,014 will occur on the date of the signing on the August SPA, the second and third tranches will occur within 90 and 180 days following the Effective Date, each in aggregate amount of $500,011 (see also Note 10b describing a subsequent amendment to the timing for the funding tranches).

Under the above mentioned August SPA, through the period of three months ended September 30, 2012 the Company raised funds in a total amount of $498,157, net of issuance cost. In consideration the Company issued 500,014shares of Common Stock and warrants to purchase500,014 shares of Common Stock.

g.
During September 2012, the Company entered into a private placement transaction to accredited investors up to 1,833,333 shares of Common Stock at $1.50 per share, for gross proceeds of up to $2,750,000.

In addition, in connection with the above private placement, warrants to purchase shares of Common Stock equal to 10% of the shares issued in such private placement were issued as a finder fee to four FINRA member broker-dealers. Such finder warrants have an exercise price equal to $1.50 per share and term of three years from the date of the Company's closing on the investment amount by the applicable investor. The warrants contain standard anti-dilution protection clauses and therefore classified as equity.

As of December 31, 2012 the Company has issued 1,795,009 shares of Common Stock for total consideration of $2,384,478, net of issuance cost. Consequently, 179,502 warrants were issued as a finder fee.

h.
On October 5, 2012 the Company entered into a non-exclusive consulting agreement (the "Consulting Agreement") with SLD Capital Corp. under which strategic advisory consultancy services will be rendered to the Company. Consideration under this agreement is 500,000 shares of Common Stock, of which 250,000 shares were issued at October 5, 2012, with an additional 20,833 shares of Common Stock being issued per month in arrears during the first eleven months of the agreement term as services are rendered, and 20,837 shares of Common Stock in the final month of the agreement term, for a total of 250,000 additional shares of Common Stock. The agreement will expire on October 5, 2013. Services provided under this agreement include strategic advice regarding: (i) the Company’s operations and related obligations as a U.S. publicly-listed and reporting company, (ii) the industries and businesses in which the Company is engaged and (iii) other aspects of or concerning the Company’s business about which the consultant has knowledge or expertise, including ongoing stockholder relations initiatives.

As of December 31, 2012, 208,334 shares are yet to be issued under this agreement. The related cost of the 291,666 shares that were issued through December 31, 2012 was $437,499 and recorded as part of general and administrative expenses.

Subsequent to the balance sheet date the Company amended the above Consulting Agreement (see also Note 10c).

i.	Stock options plans:

1.
On January 23, 2012, an equity incentive plan (the "2012 Plan") was adopted by the Board of Directors of the Company and approved by a majority of the Company's stockholders, under which options to purchase up to 2,860,000 shares of Common Stock have been reserved (see also Note 10a). Under the 2012 Plan, options to purchase Common Stock may be granted to employees, advisors, directors, consultants and service providers of the Company or any affiliate, each option granted can be exercised to one share of Common Stock. The vesting schedule and other terms and conditions will be determined as the Board of Directors of the Company or a designated committee thereof shall deem appropriate and set forth in the option agreement for each grantee. No option shall be exercisable after the expiration of ten years from the date it was granted or the date set forth at the option agreement, as earlier.

2.
On January 23, 2012, the 2012 Israeli equity sub plan (the "Sub Plan") was adopted by the Board of Directors of the Company, which is set forth the terms for the grant of stock awards to Israeli employees or Israeli non-employees. The Sub Plan was adopted in accordance with the amended sections 102 and 3(i) of Israel's Income Tax Ordinance. The Sub Plan is part of the 2012 Plan and subject to the same terms and conditions.

3.
On June 22, 2012 the Compensation Committee of the Company's Board of Directors granted total options to purchase 2,100,000 Common Stock. 320,000, 230,000 and 1,550,000 options were granted to employees, consultants and directors, respectively. The exercise prices per option is determined by the Board of Directors, subject to applicable law, and will not be less than 100% of the fair market value per Common Stock on the date of the grant with expiration date which is not less than 10 years from the date of grant except certain resolutions of Board of Directors and its committee. Any options that are cancelled or forfeited before expiration become available for future grants. As of December 31, 2012, there were 760,000 options to purchase the Company's Common Stock available for future grants under the 2012 Plan (see Note 10a describing a subsequent increase in the size of the 2012 Plan).

Transactions related to the grant of options to employees, directors and non employees under the above plans during the year ended December 31, 2012, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	-	-	-	-
Options granted (*)	2,100,000	0.32
Options exercised	-	-
Options expired	-	-
Options forfeited	-	-

Options outstanding at end of year	2,100,000	0.32	7.69	1.18

Options vested and expected to vest at end of year	2,086,750	0.24	7.17	1.17

Exercisable at end of year	1,045,000	0.16	6.88	1.18

(*) Excluding 500,000 restricted shares granted (see also Note 8h).

Weighted average fair value of options granted during the year ended December 31, 2012 is $0.52.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount is impacted by the changes in the fair market value of the Company's shares.

The following table presents the weighted-average assumptions used to estimate the fair values of the options granted in the period presented:

Year ended December 31, 2012

Volatility	49.9%-75.1%
Risk-free interest rate	0.37%-0.96%
Dividend yield	0%
Expected life (years)	2.5-5

As of December 31, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $541,942, which is expected to be recognized over a weighted average period of approximately 1.46 years.

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2012 was comprised as follows:

Year ended December 31, 2012

Research and development	$173,740
General and administrative	390,403
Total stock-based compensation expenses	$564,143

4.
On March 2012, the Company entered into employment agreement with its chief executive office ("CEO") and was approved by the Company’s Board of Directors in which the Company will grant options to purchase shares of the Company's Common Stock equal to three percent of the issued and outstanding capital stock of the Company, following to the final closing of the Company’s 2011-2012 private offering, but not less than 500,000 options with exercise price of $1.00 per share.

Since the final closing of such private offering was on March 30, 2012, the trigger of the above options to be vested has been occurred and therefore the Company accounted for these options under ASC 718, "Compensation - Stock Compensation". The Company recognized full compensation cost related to the 547,392 options that have been granted to the CEO in total amount of $26,141. The compensation cost was recorded as part of general and administrative expenses.

On June 22, 2012, the Compensation Committee of the Company’s Board of Directors approved to reduce the exercise price of the CEO’s options from $1.00 to $0.52 per share and change the vesting schedule by extending the vesting period of 210,000 options vested as of March 31, 2013, which were previously granted to the Company's CEO, as fully vested. The Company accounted for the exercise price reduction and the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, additional compensation was calculated by the Company as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances. The total incremental compensation cost related to this modification was $76,186. As of December 31, 2012, the Company recognized $70,727 of these compensation costs which were recorded as part of General and administrative expenses.